Property, plant and equipment (Tables)	12 Months Ended
Mar. 28, 2021
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment	10 years
Computer hardware	3 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 10 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 31, 2019	22.3	5.4	54.8	7.6	20.3	0.7	111.1
Additions	4.4	1.7	15.4	2.1	3.6	23.8	51.0
Disposals	(1.6)	(0.1)	(0.2)	(0.1)	(0.3)	—	(2.3)
Transfers	1.5	1.7	10.6	0.3	1.6	(15.7)	—
Impact of foreign currency translation	—	—	1.8	0.3	0.3	0.1	2.5
March 29, 2020	26.6	8.7	82.4	10.2	25.5	8.9	162.3
Additions	0.7	1.5	5.0	0.3	2.4	20.9	30.8
Disposals	(0.2)	(0.1)	(1.0)	(1.0)	(0.1)	—	(2.4)
Transfers	2.0	0.8	19.0	0.4	4.0	(26.2)	—
Impact of foreign currency translation	—	(0.2)	(3.3)	(0.5)	(1.0)	(0.3)	(5.3)
March 28, 2021	29.1	10.7	102.1	9.4	30.8	3.3	185.4

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 31, 2019	4.1	3.0	11.3	4.0	4.4	—	26.8
Depreciation	2.4	1.3	10.0	1.9	4.3	—	19.9
Disposals	(0.2)	—	(0.1)	(0.1)	(0.1)	—	(0.5)
Impact of foreign currency translation	—	—	0.6	0.2	0.2	—	1.0
March 29, 2020	6.3	4.3	21.8	6.0	8.8	—	47.2
Depreciation	2.8	2.6	13.5	1.6	5.3	—	25.8
Disposals	(0.1)	(0.1)	(0.9)	(1.0)	(0.1)	—	(2.2)
Impact of foreign currency translation	—	—	(1.2)	(0.3)	(0.4)	—	(1.9)
March 28, 2021	9.0	6.8	33.2	6.3	13.6	—	68.9

Net book value
March 29, 2020	20.3	4.4	60.6	4.2	16.7	8.9	115.1
March 28, 2021	20.1	3.9	68.9	3.1	17.2	3.3	116.5